Related Party Balances and Transactions (Details) - Schedule of related party collateral and guarantee - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Balances and Transactions (Details) - Schedule of related party collateral and guarantee [Line Items]
Aggregated Principal	$ 6,988,506	$ 5,131,590
Carrying Amount	$ 6,551,724	$ 3,918,815
Mr. Jinlong Yang and Mingzhu Logistics Three [Member]
Related Party Balances and Transactions (Details) - Schedule of related party collateral and guarantee [Line Items]
Institution Name	The Industrial Bank Co., Ltd.	The Industrial Bank Co., Ltd.
Term	From April, 2020 to April, 2021	From April, 2019 to April, 2020
Aggregated Principal	$ 398,467	$ 287,282
Carrying Amount	$ 291,188	$ 186,733
Mr. Jinlong Yang and one of Mr. Jinlong Yang’s family member, pledge by Jinlong Yang and his private fixed deposits of RMB 1 million [Member]
Related Party Balances and Transactions (Details) - Schedule of related party collateral and guarantee [Line Items]
Institution Name	Zhujiang Rural Bank
Term	From April, 2020 to April, 2021
Aggregated Principal	$ 459,770
Carrying Amount	$ 390,805
Mr. Jinlong Yang and MingZhu Logistics, pledge by a property owned by Mr. Jinlong Yang and two properties owned by Mr. Jinlong Yang’s family members [Member]
Related Party Balances and Transactions (Details) - Schedule of related party collateral and guarantee [Line Items]
Institution Name	China Everbright Bank
Term	From October, 2020 to October, 2021
Aggregated Principal	$ 2,298,851
Carrying Amount	$ 2,114,943
Mr. Jinlong Yang, one of Mr. Jinlong Yang’s family member and a third party [Member]
Related Party Balances and Transactions (Details) - Schedule of related party collateral and guarantee [Line Items]
Institution Name	Bank of Communications
Term	From November, 2020 to November, 2021
Aggregated Principal	$ 3,831,418
Carrying Amount	$ 3,754,788
Mr. Jinlong Yang, pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang for bank borrowings [Member]
Related Party Balances and Transactions (Details) - Schedule of related party collateral and guarantee [Line Items]
Institution Name		Postal Savings Bank of China Co., Ltd.
Term		From November 2018 to November, 2020
Aggregated Principal		$ 1,292,769
Carrying Amount		$ 1,120,400
Mr. Jinlong Yang and MingZhu Logistics, pledge by a property owned by Mr. Jinlong Yang’s family member for bank borrowings [Member]
Related Party Balances and Transactions (Details) - Schedule of related party collateral and guarantee [Line Items]
Institution Name		Bank of China
Term		From March, 2019 to March, 2020
Aggregated Principal		$ 1,149,129
Carrying Amount		$ 595,593
Guarantee by Mr. Jinlong Yang and one of Mr. Jinlong Yang’s family member, pledge by Mr. Jinlong Yang and his private fixed deposits of RMB 1 million. [Member]
Related Party Balances and Transactions (Details) - Schedule of related party collateral and guarantee [Line Items]
Institution Name		Zhujiang Rural Bank
Term		From May, 2019 to May, 2020
Aggregated Principal		$ 430,923
Carrying Amount		$ 387,831
Guarantee by MingZhu Logistics for capital leases [Member]
Related Party Balances and Transactions (Details) - Schedule of related party collateral and guarantee [Line Items]
Institution Name		Chengtai Capital Lease Co., Ltd.
Term		From December, 2017 to December, 2020
Aggregated Principal		$ 535,077
Carrying Amount		$ 191,848
Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang [Member]
Related Party Balances and Transactions (Details) - Schedule of related party collateral and guarantee [Line Items]
Institution Name		Guangdong Nanyue Bank
Term		From September, 2019 to September 2020
Aggregated Principal		$ 1,436,410
Carrying Amount		$ 1,436,410